Employees - Summary of Assets, Liabilities and Surplus/ (Deficit) Position of Pension and Other Post-Employment Benefit Plans at Balance Sheet Date (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Fair value of assets	€ 19,869	€ 20,178
Pension plans
Disclosure of defined benefit plans [line items]
Fair value of assets	19,867	20,174
Present value of liabilities	(16,259)	(17,174)
Computed surplus/(deficit)	3,608	3,000
Irrecoverable surplus	(295)	(255)
Surplus/(deficit)	3,313	2,745
Pension plans | Wholly or partly funded defined benefit plans, in surplus
Disclosure of defined benefit plans [line items]
Fair value of assets	17,368	17,775
Present value of liabilities	(12,909)	(13,739)
Computed surplus/(deficit)	4,459	4,036
Irrecoverable surplus	(295)	(255)
Surplus/(deficit)	4,164	3,781
Pension plans | Wholly or partly funded defined benefit plans, in deficit
Disclosure of defined benefit plans [line items]
Fair value of assets	2,499	2,399
Present value of liabilities	(2,633)	(2,715)
Surplus/(deficit)	(134)	(316)
Pension plans | Wholly unfunded defined benefit plans
Disclosure of defined benefit plans [line items]
Present value of liabilities	(717)	(720)
Other post- employment benefit plans
Disclosure of defined benefit plans [line items]
Fair value of assets	2	4
Present value of liabilities	(345)	(348)
Computed surplus/(deficit)	(343)	(344)
Irrecoverable surplus	0	0
Surplus/(deficit)	(343)	(344)
Other post- employment benefit plans | Wholly or partly funded defined benefit plans, in surplus
Disclosure of defined benefit plans [line items]
Fair value of assets	0	0
Present value of liabilities	0	0
Computed surplus/(deficit)	0	0
Irrecoverable surplus	0	0
Surplus/(deficit)	0	0
Other post- employment benefit plans | Wholly or partly funded defined benefit plans, in deficit
Disclosure of defined benefit plans [line items]
Fair value of assets	2	4
Present value of liabilities	(41)	(39)
Surplus/(deficit)	(39)	(35)
Other post- employment benefit plans | Wholly unfunded defined benefit plans
Disclosure of defined benefit plans [line items]
Present value of liabilities	€ (304)	€ (309)